Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Transactions with Related Parties

Further disclosures related to other related party transactions are as follows:

	Joint operations		Joint ventures		Associates
	2018	2017	2018	2017	2018	2017
	US$M	US$M	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–	–	–
Purchases of goods/services	–	–	–	–	1,358.016	1,052.885
Interest income	1.764	1.850	–	–	19.337	34.911
Interest expense	–	0.010	–	–	–	0.006
Dividends received	–	–	–	–	693.105	619.894
Net loans made to/(repayments from) related parties	60.566	(82.701)	–	–	(599.979)	(272.276)

Summary of Outstanding Balances with Related Parties

	Joint operations		Joint ventures		Associates
	2018	2017	2018	2017	2018	2017
	US$M	US$M	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	–	–	210.716	217.803
Loan amounts owing to related parties	55.667	118.288	–	–	4.097	39.097
Trade amounts owing from related parties	–	–	–	–	3.932	3.083
Loan amounts owing from related parties	18.089	20.144	–	–	12.939	647.918